Financial liabilities - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 44,528
≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,758
2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	36,658
≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,112
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	20,982
State guaranteed loan Société Générale | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	312
State guaranteed loan Société Générale | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	20,670
State guaranteed loan Société Générale | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,970
State guaranteed loan BNP Paribas | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	86
State guaranteed loan BNP Paribas | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,884
State guaranteed loan BNP Paribas | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	15
State guaranteed loans - accrued interest | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	15
State guaranteed loans - accrued interest | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,396
Lease finance obligations – Rent Le Virage | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	558
Lease finance obligations – Rent Le Virage | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	838
Lease finance obligations – Rent Le Virage | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	408
Lease liabilities – Premises Innate Inc | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	96
Lease liabilities – Premises Innate Inc | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	312
Lease liabilities – Premises Innate Inc | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	289
Lease liabilities – Laboratory equipment | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	179
Lease liabilities – Laboratory equipment | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	110
Lease liabilities – Laboratory equipment | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	39
Lease liabilities – Vehicles | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	19
Lease liabilities – Vehicles | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	20
Lease liabilities – Vehicles | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	27
Lease liabilities - Printers | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	18
Lease liabilities - Printers | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	157
Loans – Equipment | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	57
Loans – Equipment | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	100
Loans – Equipment | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans - Building
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	12,245
Loans - Building | ≤ 1 year
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loans - Building | 2 to 5 years included
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,706
Loans - Building | ≥ 5 years
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 5,112